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							File Number: 333-138560
                                                 	Filed Pursuant to Rule 497(e)
                                                 	of the Securities Act of 1933

                                                                 October 1, 2020


                           PIONEER FLOATING RATE FUND


SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MARCH 1, 2020 (AS REVISED MARCH 10, 2020)


NEW EXPENSE LIMITATION
Effective October 1, 2020, the fund is implementing a new expense limitation as follows:

Class A shares - 1.05%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amount. This expense limitation will be in effect through March 1, 2022.



















                                                                   32287-00-1020
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC